R&D expenses	12 Months Ended
Dec. 31, 2014
Research and Development Expenses [Abstract]
Research and Development Expenses [Text Block]
5.	R&D expenses

Total R&D expenditures can be disaggregated in the following significant type of expenses ($USD in millions):

In millions of U.S. Dollars	2012	2013	2014
R&D Expenses	21.2	21.8	22.8
R&D Tax Credit	(6.5)	(5.8)	(5.5)
Grants	(0.1)	-	-
Total	14.6	16.0	17.3

As of December 31, 2012 the Company recognized to the income statement unconditional grants for a total of $103,000. No unconditional grants have been recognized to the income statement in 2013 and 2014.